Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.08%	9.47%	6.44%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	5.37%	3.27%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.59%	5.45%	3.48%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	12.91%	9.35%	6.31%